Revenue disaggregation and segmental analysis - Reconciliation of adjusted EBITDA to operating profit (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segmental revenue and profit
Adjusted EBITDA	€ 14,881	€ 13,918
Impairment loss	(1,685)	(3,525)
Operating profit/(loss)	4,099	(951)	€ 4,299
Share of profit (loss) of associates and joint ventures accounted for using equity method	(2,505)	(908)	(59)
Group (IAS 18 basis)
Segmental revenue and profit
Adjusted EBITDA		13,918	14,737
Depreciation, amortisation and loss on disposal of fixed assets		(9,665)	(9,910)
Share of adjusted results in equity accounted associates and joint ventures2		(348)	389
Adjusted operating profit		3,905	5,216
Impairment loss		(3,525)
Restructuring costs		(486)	(156)
Amortisation of acquired customer bases and brand intangible assets		(583)	(974)
Other income and expense		(262)	213
Operating profit/(loss)		(951)	4,299
Group (IAS 18 basis) | Adjusted operating profit
Segmental revenue and profit
Share of adjusted results in equity accounted associates and joint ventures2		348	389
Group (IAS 18 basis) | Restructuring costs
Segmental revenue and profit
Share of profit (loss) of associates and joint ventures accounted for using equity method		26	9
Group (IAS 18 basis) | Amortisation of acquired customer based and brand intangible assets
Segmental revenue and profit
Share of profit (loss) of associates and joint ventures accounted for using equity method		420	439
Group (IAS 18 basis) | Other income/expense
Segmental revenue and profit
Share of profit (loss) of associates and joint ventures accounted for using equity method		€ 114	€ 0
Group (IFRS 15 basis)
Segmental revenue and profit
Adjusted EBITDA	14,881
Depreciation, amortisation and loss on disposal of fixed assets	(10,085)
Share of adjusted results in equity accounted associates and joint ventures2	(241)
Adjusted operating profit	4,555
Impairment loss	(1,685)
Restructuring costs	(720)
Amortisation of acquired customer bases and brand intangible assets	(638)
Other income and expense	2,257
Interest on lease liabilities	330
Operating profit/(loss)	4,099
Group (IFRS 15 basis) | Adjusted operating profit
Segmental revenue and profit
Share of adjusted results in equity accounted associates and joint ventures2	241
Group (IFRS 15 basis) | Restructuring costs
Segmental revenue and profit
Share of profit (loss) of associates and joint ventures accounted for using equity method	25
Group (IFRS 15 basis) | Amortisation of acquired customer based and brand intangible assets
Segmental revenue and profit
Share of profit (loss) of associates and joint ventures accounted for using equity method	215
Group (IFRS 15 basis) | Other income/expense
Segmental revenue and profit
Share of profit (loss) of associates and joint ventures accounted for using equity method	€ 2,024